SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 06/30/2006

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    08/02/2006

 Report Type (Check only one.):

 [  ]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [ X]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   89

 Form 13F Information Table Value Total:   821795

 List of Other Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- --------
 Abbott Laboratories           COM               002824100     16005   367000 SH       SOLE                 367000        0      0
 AES Corporation               COM               00130H105     10184   552000 SH       SOLE                 552000        0      0
 Alcoa Inc.                    COM               013817101      8721   269500 SH       SOLE                 269500        0      0
 American Express              COM               025816109     13353   250900 SH       SOLE                 250900        0      0
 American Intl Group           COM               026874107     20467   346600 SH       SOLE                 346600        0      0
 Tyco International Ltd.       COM               902124106      9570   348000 SH       SOLE                 348000        0      0
 Banco Bilbao Vizcaya-Sp ADR   COM               05946K101      8631   419000 SH       SOLE                 419000        0      0
 Apache Corp                   COM               037411105     23198   339900 SH       SOLE                 339900        0      0
 Applied Materials             COM               038222105      8226   505300 SH       SOLE                 505300        0      0
 AXA ADR                       COM               054536107      9447   288200 SH       SOLE                 288200        0      0
 Bank of New York Co Inc.      COM               064057102     13205   410100 SH       SOLE                 410100        0      0
 Becton Dickinson              COM               075887109     14885   243500 SH       SOLE                 243500        0      0
 Taiwan Semiconductor ADR      COM               874039100     17890  1948807 SH       DEFINED  1, 2       1945923     2884      0
 Boston Scientific Corp        COM               101137107      8139   483300 SH       SOLE                 483300        0      0
 Fedex Corporation             COM               31428X106     21654   185300 SH       SOLE                 185300        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     27397   652300 SH       SOLE                 652300        0      0
 Cisco Systems Inc.            COM               17275R102     11361   581700 SH       SOLE                 581700        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       683    30900 SH       DEFINED  1, 2         16800    14100      0
 Target Corporation            COM               87612E106     23717   485300 SH       SOLE                 485300        0      0
 Bank of America Corp          COM               060505104     19120   397500 SH       SOLE                 397500        0      0
 Citigroup                     COM               172967101     25375   525900 SH       SOLE                 525900        0      0
 First Data Corp.              COM               319963104     14539   322800 SH       SOLE                 322800        0      0
 General Electric              COM               369604103     22894   694600 SH       SOLE                 694600        0      0
 Grupo Televisa SA ADR         COM               40049J206     16464   852600 SH       DEFINED  1, 2        818700    33900      0
 Orix Spon ADR                 COM               686330101      7628    62400 SH       SOLE                  62400        0      0
 Harley- Davidson Inc          COM               412822108     12131   221000 SH       SOLE                 221000        0      0
 Hewlett-Packard               COM               428236103     14028   442800 SH       SOLE                 442800        0      0
 Juniper Networks              COM               48203R104      9684   605600 SH       SOLE                 605600        0      0
 Home Depot                    COM               437076102     18307   511500 SH       SOLE                 511500        0      0
 Intel Corporation             COM               458140100     14402   758000 SH       SOLE                 758000        0      0
 Johnson & Johnson             COM               478160104     16160   269700 SH       SOLE                 269700        0      0
 Hartford Financial Services   COM               416515104     19196   226900 SH       SOLE                 226900        0      0
 Radware Ltd                   COM               M81873107       752    58600 SH       DEFINED  1, 2         35200    23400      0
 Kohls Corp                    COM               500255104     15034   254300 SH       SOLE                 254300        0      0
 Legg Mason Inc                COM               524901105      5623    56500 SH       SOLE                  56500        0      0
 Dominion Resources Inc/VA     COM               25746U109     10515   140600 SH       SOLE                 140600        0      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      4283   181100 SH       DEFINED  1, 2        171000    10100      0
 Sina Corp                     COM               G81477104       525    21000 SH       DEFINED  1, 2         12000     9000      0
 Merrill Lynch & Co.           COM               590188108     15616   224500 SH       SOLE                 224500        0      0
 Microsoft                     COM               594918104     22272   955900 SH       SOLE                 955900        0      0
 3M Co                         COM               88579Y101     19288   238800 SH       SOLE                 238800        0      0
 Embraer Aircraft ADR          COM               29081M102      7090   194400 SH       DEFINED  1, 2        183500    10900      0
 Petroleo Brasileiro SA ADR    COM               71654V408      1643    18400 SH       DEFINED  1, 2         10000     8400      0
 United Microelectronics ADR   COM               910873207      4678  1504042 SH       DEFINED  1, 2       1371985   132057      0
 Nike                          COM               654106103     15795   195000 SH       SOLE                 195000        0      0
 Oracle Systems                COM               68389X105     13350   921300 SH       SOLE                 921300        0      0
 Pfizer                        COM               717081103     17957   765100 SH       SOLE                 765100        0      0
 Philippine Long Distance ADR  COM               718252604       435    12600 SH       DEFINED  1, 2          5800     6800      0
 Vodafone Group ADR            COM               92857W100      9172   430600 SH       SOLE                 430600        0      0
 Siemens AG-Spon ADR           COM               826197501      7840    90300 SH       SOLE                  90300        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      7161   513300 SH       SOLE                 513300        0      0
 Kraft Foods Inc.-A            COM               50075N104      2419    78300 SH       SOLE                  78300        0      0
 St. Paul Travelers Cos Inc    COM               792860108     16731   375300 SH       SOLE                 375300        0      0
 Nidec Corp ADR                COM               654090109      6839   379100 SH       SOLE                 379100        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204      3843   324031 SH       DEFINED  1, 2        281807    42224      0
 Kookmin Bank ADR              COM               50049M109     10100   121600 SH       SOLE                 121600        0      0
 Chevron Corp                  COM               166764100     21783   351000 SH       SOLE                 351000        0      0
 Cia Vale do Rio Doce-ADR      COM               204412209       392    16300 SH       DEFINED  1, 2          6800     9500      0
 Teva Pharmaceutical ADR       COM               881624209     18322   580000 SH       DEFINED  1, 2        555500    24500      0
 Texas Instruments             COM               882508104     12955   427700 SH       SOLE                 427700        0      0
 Marathon Oil Corp             COM               565849106     25706   308600 SH       SOLE                 308600        0      0
 Sanofi-Aventis ADR            COM               80105N105     10695   219600 SH       SOLE                 219600        0      0
 Randgold Resources Ltd. ADR   COM               752344309       966    46000 SH       DEFINED  1, 2         12800    33200      0
 Xerox                         COM               984121103      9167   659000 SH       SOLE                 659000        0      0
 News Corp Inc-Cl A            COM               65248E104     12737   664100 SH       SOLE                 664100        0      0
 Freescale Semiconductor-B     COM               35687M206      7132   242600 SH       SOLE                 242600        0      0
 Ameriprise Financial Inc.     COM               03076C106      4534   101500 SH       SOLE                 101500        0      0